RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the year ended December 31, 2023 and 2022 included:

	For the years ended December 31,
	2023	2022	2021
Director fees	$600,933	$522,349	$370,094
Salaries	979,154	843,917	722,068
Share-based payments	1,109,232	2,106,906	2,475,949
	$2,689,319	$3,473,172	$3,568,111

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the years ended December 31,
	2023	2022	2021
Management fees paid to a company controlled by CEO and director	$592,500	$566,487	$290,225
Management fees paid to a company that the CEO holds an economic interest in	429,766	442,485	315,643
Management fees paid to a company controlled by a director	215,019	383,288	205,691
	$1,237,285	$1,392,260	$811,559